Segment Reporting - Schedule of Long-Lived Assets Information by Geography (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Long-Lived Assets Information by Geography [Line Items]
Long-lived assets	$ 844,357	$ 1,138,420
Canada [Member]
Schedule of Long-Lived Assets Information by Geography [Line Items]
Long-lived assets	514,608	676,886
United States [Member]
Schedule of Long-Lived Assets Information by Geography [Line Items]
Long-lived assets	247,856	461,534
United Kingdom [Member]
Schedule of Long-Lived Assets Information by Geography [Line Items]
Long-lived assets	$ 81,893	$ 2,643